Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment, Net (Textual)
Depreciation expenses	$ 2,447	$ 1,560	$ 1,226
Reduction of cost and accumulated depreciation	$ 297	$ 166	$ 168